Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Central Index Key	dei_EntityCentralIndexKey	0001081400
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2020
Amendment Flag	dei_AmendmentFlag	false